Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Aug. 31, 2012
Class A C I | ALPS/Kotak India Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALPS/KOTAK INDIA GROWTH FUND (THE “FUND”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “BUYING, EXCHANGING AND REDEEMING SHARES” at page 76 of the Prospectus and “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 70 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A CDSC of 1.00% may apply to Class C shares redeemed within the first 12 months.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years You Own Your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To achieve its objective, the Fund will invest at least 80% of its net assets in equity and equity-linked securities of "Indian companies." Indian companies are those that:
  are organized under the laws of, or maintain their principal place of business in, or for which the principal trading market for their securities is in India;
  derive 50% or more of their total revenue or profit from either goods or services produced or sales made in India; or have 50% or more of their assets in India.
Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities. The Fund intends to invest in companies of all capitalization sizes. The Fund intends to invest in the equity securities of Indian companies by investing in shares of a wholly owned, collective investment vehicle (the "Portfolio"), registered with and regulated by the Mauritius Financial Services Commission. The Portfolio shall invest in securities of a wide selection of Indian companies, consistent with the Fund's investment strategies. Investment by the Portfolio is a tax efficient method of investing in Indian companies. The Portfolio will seek to establish residency in Mauritius to be eligible to receive beneficial tax treatment under the double taxation avoidance agreement entered into between Mauritius and India (the "Treaty").

To the extent the Fund invests through the Portfolio, an investment in the Fund is an indirect investment in the Portfolio. Unless the context indicates otherwise, descriptions in this Prospectus of securities and transactions, and their associated investment risks and restrictions, refer to and apply with respect to investments made by the Portfolio.

The Fund will invest directly and/or indirectly in equity and equity-linked securities of Indian companies that, in the opinion of the Sub-Adviser have one or more of the following characteristics for growth, such as, but not exclusively limited to Indian companies:
  that are sector leaders and enjoy leadership in their respective segments;
  that are strong asset plays;
  that are expected to witness operational and financial improvement due to positive swing in their business cycles;
  that are expected to sustain high growth due to their ability to create new markets, develop nascent business segments and operate successfully in niche segments with scale-up potential;
  that are expected to create and deliver long-term value due to innovation and IPR development; and
  display the potential for value unlocking in the medium- to long-term due to strategic sale, change in management, deregulation, economic legislation and reform.
		The Sub-Adviser will implement an active Fund management strategy, employing both "top-down" and "bottom-up" research styles combined with macro and economic analysis. As a "top down" investor, the Sub-Adviser focuses primarily on broad investment contours like sectoral and sub-sectoral composition. The Sub-Adviser's investment team examines the Indian and global economy to identify potential investment opportunities across industries. As a "bottom-up" investor focusing primarily on individual securities, the Sub-Adviser looks for companies whose current valuations, in the Sub-Adviser's opinion, does not reflect future growth prospects. The Sub-Adviser chooses companies that have identifiable drivers of future earnings growth and present, in the Sub-Adviser's opinion, the best trade-off between that potential earnings growth, business and financial risk and valuation. The Sub-Adviser's philosophy includes favoring companies that have competitive advantages through leading-edge products, intellectual property, product positioning, unique market niches, brand identity, solid management teams, strong balance sheets, above average or rising margins and strong returns on capital invested in the business. In choosing equity investments, the Sub-Adviser also considers such factors as the financial strength of the company, the expertise of management, the growth potential of the company within the industry, and the growth potential of the industry itself.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following is a description of the principal risks of the Fund's portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
  Managed Portfolio Risk. The manager's investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.
  India Market Risks. Investments in India can be considered speculative, and therefore may offer higher potential for losses. Political and economic structures in India generally lack the social, political and economic stability of more developed nations. Share prices of Indian companies tend to be volatile, can be subject to currency exchange fluctuations and can lack liquidity. The stock markets in India are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant laws and regulations The risk of loss may be increased because Indian issuers are not subject to the extensive accounting, auditing and financial reporting standards and practices which are applicable in the United States. There is also a lower level of regulation and monitoring of the Indian securities market and its participants than in other more developed markets. Because the Fund concentrates in a single region of the world, the Fund's performance may be more volatile than that of a fund that invests globally. If Indian securities fall out of favor, it may cause the Fund to under-perform funds that do not concentrate in a single region of the world.

  The political, economic and social structures of many developing countries, including India, may be less stable and more volatile than those in the U.S. investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries, securities and currency markets, and the value of the Fund's investments, in non-U.S. countries.
  Investment into India from Mauritius. The Fund intends to invest into the Portfolio. The Portfolio, which shall invest in the securities of Indian companies, is an entity formed in the Republic of Mauritius which has elected to be treated as a disregarded entity for U.S. federal income tax purposes. A disregarded entity is a separate legal entity that is treated as part of its owner for U.S. federal income tax purposes.

  The Portfolio will seek to establish residency in Mauritius in order to allow the Fund to be eligible to receive the beneficial treatment under the currently effective Treaty. The Supreme Court of India has previously upheld the validity of the Treaty in response to a lower court challenge contesting the treaty's applicability to certain foreign entities. The Court clarified that a certificate of residence in Mauritius is sufficient evidence of residence in Mauritius for availing of the benefits under the Treaty. The Portfolio has received a Tax Residence Certificate from the Director General of Mauritius Revenue Authority.

  While the Portfolio currently holds a tax residency certificate in Mauritius and is expected to renew it on an annual basis, there is no guarantee that such renewal would be granted by the Mauritius Revenue Authority. In case the Portfolio is found not to be tax resident in Mauritius, the Portfolio may no longer be eligible for the benefits under certain provisions of the Treaty which consequently may have an adverse impact on the taxability of the Portfolio and the returns to the investors.

  Additionally, the Finance Act, 2012 has amended the Income Tax Act, 1961 ("Act") such that tax treaty benefits would not be available to non-residents unless they produce a tax residency certificate (containing the prescribed particulars) obtained from the government of the country or specified territory, containing the specific particulars as may be specified by Indian government or tax department in due course of time. However, merely obtaining a tax residency certificate may not be sufficient to entitle the Portfolio to Treaty benefits once such proposals are enacted as law.
  Indirect Transfer of Indian Assets. In a case of a cross border acquisition transaction involving the transfer of shares of a non-resident company (holding underlying shares in an Indian company) between two non-resident companies, and with respect to the question of Indian tax liability of the income arising to the non-resident as a result of the offshore transfer arose, the Supreme Court had ruled in favour of the non-resident taxpayer (Vodafone) holding that the transfer of offshore assets ordinarily would not attract Indian tax liability. However, the Finance Act, 2012 has amended the Act to levy capital gains tax in India on income accruing to a nonresident from the transfer of a share or interest in a foreign company or entity, directly or indirectly, where such share / interest derives its value substantially from underlying Indian assets. The non-resident paying the consideration in respect of such indirect transfer of Indian asset is required to withhold tax on the consideration amount.

  The Finance Minister of India has clarified that this amendment should not override the provisions of any double taxation avoidance treaty which India has concluded with a another country and that the proposal would impact those cases where the transaction has been routed through low tax or no tax countries with whom India does not have a tax treaty. The Central Board of Direct Taxes has been directed by him to issue a policy circular regarding the aforesaid once the Finance Bill, 2012 is passed in the Parliament.

  Therefore, it is possible that the income arising from the transfer or redemption of the shares of the Portfolio or the Fund may be taxable in India in the hands of a transferor, where the value of such shares is substantially derived, directly or indirectly, from assets located in India and such transferor is located in a jurisdiction with which India does not have a double taxation avoidance treaty.
  General Anti Avoidance Rule ("GAAR"). The Finance Act, 2012 has amended the Act effective from April 1, 2013. The GAAR has been proposed to be embodied into the Act with effect from April 1, 2013. GAAR may be applicable where the main purpose or one of the main purposes of an arrangement is tax avoidance. GAAR provisions empower the tax authorities to declare any arrangement as an "impermissible avoidance arrangement," provided the same has been entered into with one of the main objectives being to obtain tax benefit and it results, directly or indirectly, in the misuse, or abuse, of the provisions of the Act or it lacks commercial substance or is deemed to lack commercial substance, in whole or in part or is entered into, or carried out, by means, or in a manner, which are not ordinarily employed for bona fide purposes.

  An arrangement shall be deemed to lack commercial substance (amongst other factors) if it involves the location of an asset or of a transaction or of the place of residence of any party which is without any substantial commercial purpose other than obtaining a tax benefit for a party.

  The specific rules relating to invocation of GAAR by the Indian Tax authorities are yet to be finalized. In order to provide greater clarity and certainty in the matters relating to GAAR, a committee has been constituted under the Chairmanship of the Director General of Income Tax (International Taxation), to give recommendations for formulating the rules and guidelines for implementation of GAAR provisions. The Prime Minister has approved the constitution of an Expert Committee on GAAR to undertake stakeholder consultations and finalize the guidelines for GAAR. This committee would manage the consultation process and finalize the draft GAAR guidelines.

  If the Indian Tax authorities were to apply the GAAR to the Portfolio, it could result in the benefits under the Treaty being denied to the Portfolio. Consequently, the application of GAAR could have an adverse impact on the taxation of the Fund and the returns to the Investors.
  Draft Direct Taxes Code Bill. As part of its tax reform initiatives, the Government of India is in the process of revising, consolidating and simplifying the language and structure of India's direct tax laws into a single piece of legislation – the Direct Tax Code ("DTC"). In furtherance of this objective, a draft bill for the DTC was placed before the Indian Parliament on August 30, 2010. The DTC is in its draft stages and has been referred to a Parliamentary Standing Committee, which will give its suggestions thereon after one more round of public comments. After the DTC is approved by both Houses of the Indian Parliament and receives the President's assent, it would be enacted as law. As a result of the introduction of the DTC, it could have an impact on the taxability of the Portfolio, the Fund and could adversely impact the returns to the investors.
  Minimum Alternative Tax. In the event that the benefits of the India/Mauritius Tax Treaty are not available to the Portfolio, or if the Portfolio is held to have Permanent Establishment in India, the Portfolio may be subject to a Minimum Alternate Tax ("MAT"). As per the Income Tax Act, if the tax payable by any company (including a foreign company) is less than 18.5% of its book profits, it will be required to pay MAT which will be deemed to be 18.5% (exclusive of surcharge and education cess) of such book profits. Long-term capital gains on the sale of listed securities are included in the definition of "book profits" for the purposes of calculating MAT.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund commenced operations on February 14, 2011. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund. Updated performance information will be available on the Fund’s website www.alpsfunds.com or by calling 866.759.5679.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on February 14, 2011. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866.759.5679
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Class A C I | ALPS/Kotak India Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%	[1]
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.15%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	9.13%
Expenses of the subsidiary	rr_Component3OtherExpensesOverAssets	1.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	12.50%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(10.50%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.00%
1 YEAR	rr_ExpenseExampleYear01	742
3 YEARS	rr_ExpenseExampleYear03	3,001
5 YEARS	rr_ExpenseExampleYear05	4,954
10 YEARS	rr_ExpenseExampleYear10	8,753
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	742
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	3,001
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	4,954
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	8,753
Class A C I | ALPS/Kotak India Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	9.13%
Expenses of the subsidiary	rr_Component3OtherExpensesOverAssets	1.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	13.10%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(10.50%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.60%
1 YEAR	rr_ExpenseExampleYear01	363
3 YEARS	rr_ExpenseExampleYear03	2,739
5 YEARS	rr_ExpenseExampleYear05	4,855
10 YEARS	rr_ExpenseExampleYear10	8,891
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	263
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	2,739
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	4,855
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	8,891
Class A C I | ALPS/Kotak India Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	9.13%
Expenses of the subsidiary	rr_Component3OtherExpensesOverAssets	1.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	12.10%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(10.50%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.60%
1 YEAR	rr_ExpenseExampleYear01	163
3 YEARS	rr_ExpenseExampleYear03	2,495
5 YEARS	rr_ExpenseExampleYear05	4,527
10 YEARS	rr_ExpenseExampleYear10	8,532
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	163
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	2,495
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	4,527
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	8,532

[1]	If you invest $1 million or more, either as a lump sum or through the Fund's accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load); however, a contingent deferred sales charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase in excess of $1 million.
[2]	(as a percentage of exchange price or amount redeemed within 30 days of purchase)
[3]	ALPS Advisors, Inc. (the "Adviser") has agreed to waive and Kotak Mahindra (UK) Limited (the "Sub-Adviser") has agreed to waive and/or reimburse fees or expenses in order to limit Total annual Fund operating expenses after fee waiver/expense reimbursements (excluding distribution and service (12b-1) fees, shareholder services fees, Acquired fund fees and expenses, brokerage expenses, interest expenses, taxes, and extraordinary expenses) to 1.60% of the Fund's average daily net assets. This agreement is in effect through August 31, 2013. The Fund may have to repay some of these waivers and reimbursements to the Adviser and the Sub-Adviser in the following three years. This agreement may not be terminated or modified prior to this date except with the approval of the Fund's Board of Trustees.
[4]	A CDSC of 1.00% may apply to Class C shares redeemed within the first 12 months.